EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about expenses recognized in consolidated statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Assets And Liabilities [Abstract]
Current service cost	$ (166)	$ (134)
Interest expenses	(10)	(9)
Total employee benefit expenses	176	143
Interest income on plan assets	$ 4	$ 4